NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
Non Controlling Interest [Abstract]
Summary of Non-controlling Interests
The company’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2024	2023
Non-controlling interests
Participating non-controlling interests – in operating subsidiaries	$10,508	$11,070
Participating non-controlling interests – in a holding subsidiary held by the partnership	259	272
	$10,767	$11,342

Disclosure of Significant Investments Non-controlling Interest in Subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Interests held by third parties	As at December 31, 2023	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Acquisition	Disposal	Return of capital	Distributions	Other	As at December 31, 2024
Brookfield Americas Infrastructure Fund	78%	$75	$22	$(1)	$—	$—	$—	$(21)	$(31)	$—	$44
Brookfield Infrastructure Fund II	43% - 60%	2,462	(9)	(323)	—	—	—	(68)	(54)	3	2,011
Brookfield Infrastructure Fund III	23% - 71%	2,658	91	341	—	—	—	—	(82)	(22)	2,986
Brookfield Infrastructure Fund IV	75%	1,007	(42)	(159)	44	—	—	—	(8)	—	842
Brookfield Infrastructure Fund V	N/A	917	(2)	(40)	54	—	(940)	—	—	11	—
Isagen institutional partners	53%	2,704	100	801	—	—	—	—	(158)	—	3,447
Isagen public non-controlling interests	0.3%	17	1	5	—	—	—	—	(1)	—	22
The Catalyst Group	25%	122	12	(3)	—	—	—	—	(6)	—	125
TerraForm Power	19%	188	28	(11)	—	—	—	—	—	(12)	193
Other	0.3% - 80%	920	(8)	101	170	—	(329)	(44)	(39)	67	838
Total		$11,070	$193	$711	$268	$—	$(1,269)	$(133)	$(379)	$47	$10,508

(MILLIONS)	Interests held by third parties	As at December 31, 2022	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Acquisition	Disposal	Return of capital	Distributions	Other	As at December 31, 2023
Brookfield Americas Infrastructure Fund	75% - 78%	$477	27	(43)	—	—	(388)	—	(25)	27	$75
Brookfield Infrastructure Fund II	43% - 60%	2,615	64	(96)	—	—	—	—	(123)	2	2,462
Brookfield Infrastructure Fund III	23% - 71%	3,061	65	210	—	—	(14)	—	(644)	(20)	2,658
Brookfield Infrastructure Fund IV	75%	707	(3)	205	102	—	—	—	(6)	2	1,007
Brookfield Infrastructure Fund V	71%	—	291	—	410	—	—	(140)	—	356	917
Isagen institutional partners	53%	2,159	98	603	—	—	—	—	(156)	—	2,704
Isagen public non-controlling interests	0.3%	13	1	4	—	—	—	—	(1)	—	17
The Catalyst Group	25%	115	7	3	—	—	—	—	(3)	—	122
TerraForm Power	19%	832	9	(62)	—	—	(13)	—	(279)	(299)	188
Other	0.3% - 80%	701	(78)	3	77	343	(3)	—	(116)	(7)	920
Total		$10,680	$481	$827	$589	$343	$(418)	$(140)	$(1,353)	$61	$11,070

(MILLIONS)	Interests held by third parties	As at December 31, 2021	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Disposal	Distributions	Other	As at December 31, 2022
Brookfield Americas Infrastructure Fund	75% - 78%	$686	19	(103)	—	(54)	(71)	—	$477
Brookfield Infrastructure Fund II	43% - 60%	2,251	(34)	448	4	—	(55)	1	2,615
Brookfield Infrastructure Fund III	23% - 71%	3,186	110	156	—	—	(393)	2	3,061
Brookfield Infrastructure Fund IV	75%	261	1	164	276	—	—	5	707
Brookfield Infrastructure Fund V	N/A	—	—	—	—	—	—	—	—
Isagen institutional partners	53%	2,442	179	67	—	—	(524)	(5)	2,159
Isagen public non-controlling interests	0.3%	13	1	1	—	—	(1)	(1)	13
The Catalyst Group	25%	132	11	(19)	—	—	(9)	—	115
TerraForm Power	33%	853	32	67	—	—	(123)	3	832
Other	0.3% - 80%	473	17	1	289	—	(92)	13	701
Total		$10,297	$336	$782	$569	$(54)	$(1,268)	$18	$10,680

Disclosure of Financial Information of Significant Investments Non-controlling Interest in Subsidiaries
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to the company: the remainder is held by the partnership.

			For the year ended December 31, 2024				For the year ended December 31, 2023				For the year ended December 31, 2022
(MILLIONS)	Interests held by third parties	Place of business	Revenue	Net income (loss)	Total comprehensive income (loss)	Net income (loss) allocated to non-controlling interests	Revenue	Net income (loss)	Total comprehensive income (loss)	Net income (loss) allocated to non-controlling interests	Revenue	Net income (loss)	Total comprehensive income (loss)	Net income (loss) allocated to non-controlling interests
Brookfield Americas Infrastructure Fund	78%	North America	$8	$30	$32	$22	$56	$34	$(19)	$27	$120	$25	$(106)	$19
Brookfield Infrastructure Fund II	43% - 60%	United States, Brazil	317	(16)	(619)	(10)	339	118	(69)	64	324	(71)	726	(34)
Brookfield Infrastructure Fund III(1)	71%	United States, Brazil, Europe	75	(6)	11	(4)	65	18	36	13	80	(4)	71	(3)
Brookfield Infrastructure Fund IV	75%	Brazil	181	(56)	(267)	(42)	128	(4)	269	(3)	112	2	220	1
Brookfield Infrastructure Fund V	N/A	United States	53	8	(43)	(2)	45	411	411	291	—	—	—	—
Isagen(2)	77%	Colombia	1,489	191	1,712	148	1,285	186	1,331	144	1,135	340	467	257
The Catalyst Group	25%	United States	129	49	37	12	102	27	40	7	131	44	(32)	11
TerraForm Power(3)	61%	North America, South America, Europe	1,199	131	48	73	1,213	(27)	(93)	(34)	1,324	94	301	63
Other	0.3% - 80%	North America, South America	79	(11)	123	(4)	60	(58)	(210)	(28)	10	21	23	22
Total			$3,530	$320	$1,034	$193	$3,293	$705	$1,696	$481	$3,236	$451	$1,670	$336
(1)Excludes information relating to Isagen and TerraForm Power which is presented separately.
(2)The total third parties’ ownership interest in Isagen as of December 31, 2024 was 77.4% and comprised of Brookfield Infrastructure Fund III: 23.0%, Brookfield Global Infrastructure Income Fund: 1.5%, Isagen institutional partners: 52.6% and other non-controlling interests: 0.3%.
(3)The total third parties’ ownership interest in TerraForm Power as of December 31, 2024 was 60.7% and comprised of Brookfield Infrastructure Fund III: 34.9%, Brookfield Global Infrastructure Income Fund: 6.8% and the remainder is held by the partnership.

			As at December 31, 2024:					As at December 31, 2023:
(MILLIONS)	Interests held by third parties	Place of business	Property, plant and equipment, at fair value	Total assets	Total borrowings	Total liabilities	Carrying value of non-controlling interests	Property, plant and equipment, at fair value	Total assets	Total borrowings	Total liabilities	Carrying value of non-controlling interests
Brookfield Americas Infrastructure Fund	78%	North America	$65	$140	$12	$15	$44	$106	$112	$12	$18	$75
Brookfield Infrastructure Fund II	43% - 60%	United States, Brazil	4,944	5,100	1,306	1,458	2,011	5,878	6,054	1,320	1,590	2,462
Brookfield Infrastructure Fund III(1)	71%	United States, Brazil, Europe	2,073	2,088	461	474	1,152	2,081	2,100	472	480	1,157
Brookfield Infrastructure Fund IV	75%	Brazil	1,948	2,248	966	1,128	843	2,286	2,508	989	1,168	1,007
Brookfield Infrastructure Fund V	N/A	United States	—	—	—	—	—	2,357	2,538	462	1,611	917
Isagen(2)	77%	Colombia	12,431	13,958	3,251	7,443	5,041	10,585	11,601	3,000	6,498	3,948
The Catalyst Group	25%	United States	996	1,007	394	406	125	1,024	1,036	439	447	122
TerraForm Power(3)	61%	North America, South America, Europe	7,933	8,731	5,006	7,281	1,056	9,718	10,528	6,056	9,106	1,036
Other	0.3% - 80%	North America, South America	472	684	74	338	236	1,964	2,280	834	1,500	346
Total			$30,862	$33,956	$11,470	$18,543	$10,508	$35,999	$38,757	$13,584	$22,418	$11,070
(1)Excludes information relating to Isagen and TerraForm Power which is presented separately.
(2)The total third parties’ ownership interest in Isagen as of December 31, 2024 was 77.4% and comprised of Brookfield Infrastructure Fund III: 23.0%, Brookfield Global Infrastructure Income Fund: 1.5%, Isagen institutional partners: 52.6% and other non-controlling interests: 0.3%.
(3)The total third parties’ ownership interest in TerraForm Power as of December 31, 2024 was 60.7% and comprised of Brookfield Infrastructure Fund III: 34.9%, Brookfield Global Infrastructure Income Fund: 6.8% and the remainder is held by the partnership.

Disclosure of Summary Financial Information
The following table summarizes certain financial information regarding Participating non-controlling interests – in a holding subsidiary held by the partnership:

(MILLIONS)	2024	2023	2022
For the year ended December 31:
Revenue	$1,838	$1,627	$1,407
Net income	151	217	475
Comprehensive income	1,368	1,407	863
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	4	8	11
As at December 31:
Property, plant and equipment, at fair value	$15,580	$14,406
Total assets	17,674	16,117
Total borrowings	4,537	4,346
Total liabilities	9,077	8,421
Carrying value of participating non-controlling interests – in a holding subsidiary held by the partnership	259	272